SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

14.SUBSEQUENT EVENTS

The Company has evaluated subsequent events after the consolidated balance sheet date through November 15, 2023, the date the consolidated financial statements were available for issuance. Management has determined that no significant events or transactions have occurred subsequent to the consolidated balance sheet date that require both recognition and disclosure in the consolidated financial statements, other than the following:

Initial Public Offering

On September 29, 2023, the Company completed its initial public offering of 1,143,000 American Depositary Shares (“ADSs”) at a price to the public of $7.00 per ADS. Each ADS represents one ordinary share of the Company. The ADSs are traded on the Nasdaq Global Market. The Company recognized aggregate net proceeds of approximately ¥1,092,434 thousand after deducting the underwriting discounts of ¥94,994 thousand, which net amount was credited to shareholders' equity.

Dividend Payments

On September 29, 2023, the Company paid an aggregate of ¥24,998 thousand (approximately $173,031) as cash dividends to shareholders.